Related party transactions (Details) (USD $)	6 Months Ended	12 Months Ended				0 Months Ended	6 Months Ended	0 Months Ended			6 Months Ended		12 Months Ended			0 Months Ended	6 Months Ended		12 Months Ended			0 Months Ended		3 Months Ended	12 Months Ended				0 Months Ended			12 Months Ended		0 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	0 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended			12 Months Ended		0 Months Ended		12 Months Ended		0 Months Ended
	Jun. 30, 2013 acre	Dec. 31, 2012 Number acre	Dec. 31, 2012 Office space and warehouse facilities	Dec. 31, 2011 Office space and warehouse facilities	Dec. 31, 2010 Office space and warehouse facilities	Mar. 14, 2013 Prepayment from Related Party for Future Purchases [Member]	Jun. 30, 2013 Prepayment from Related Party for Future Purchases [Member]	Sep. 30, 2012 Convertible debentures Common stock	Sep. 30, 2012 Convertible debentures Conversion of principal amount	Sep. 30, 2012 Convertible debentures Conversion of accrued interest	Jun. 30, 2013 Affiliated companies Sublease under operating leased assets Office space and warehouse facilities	Jun. 30, 2012 Affiliated companies Sublease under operating leased assets Office space and warehouse facilities	Dec. 31, 2012 Affiliated companies Sublease under operating leased assets Office space and warehouse facilities	Dec. 31, 2011 Affiliated companies Sublease under operating leased assets Office space and warehouse facilities	Dec. 31, 2010 Affiliated companies Sublease under operating leased assets Office space and warehouse facilities	Oct. 20, 2009 Affiliated companies American DG Energy	Jun. 30, 2013 Affiliated companies American DG Energy	Jun. 30, 2012 Affiliated companies American DG Energy	Dec. 31, 2012 Affiliated companies American DG Energy	Dec. 31, 2011 Affiliated companies American DG Energy	Dec. 31, 2010 Affiliated companies American DG Energy	May 11, 2009 Management	May 11, 2009 Management Convertible debentures	Jun. 30, 2013 Management Convertible debentures	Dec. 31, 2012 Management Convertible debentures	Sep. 24, 2011 Management Convertible debentures	Sep. 24, 2001 Management Convertible debentures	Sep. 24, 2011 Management Convertible debentures Common stock	Sep. 24, 2011 Management Convertible debentures Conversion of accrued interest	May 11, 2009 Management Demand notes	May 11, 2009 Management Ilois	Dec. 31, 2012 Member of board of directors	Sep. 24, 2001 Member of board of directors Convertible debentures	May 11, 2009 Member of board of directors Convertible debentures Common stock	May 11, 2009 Member of board of directors Convertible debentures Conversion of principal amount	Sep. 24, 2011 Member of board of directors Convertible debentures Conversion of accrued interest	May 11, 2009 Member of board of directors Convertible debentures Conversion of accrued interest	Jun. 30, 2013 Member of board of directors American DG Energy	Dec. 31, 2012 Member of board of directors American DG Energy	Jun. 30, 2013 Member of board of directors Ilois	Sep. 24, 2011 Member of board of directors Ilois Convertible debentures Common stock	May 11, 2009 Member of board of directors Ilois Convertible debentures Common stock	Mar. 25, 2013 Chief Executive Officer (John N. Hatsopoulos)	Jun. 30, 2013 Chief Executive Officer (John N. Hatsopoulos)	Dec. 31, 2012 Chief Executive Officer (John N. Hatsopoulos)	Sep. 24, 2011 Chief Executive Officer (John N. Hatsopoulos) Convertible debentures	May 11, 2009 Chief Executive Officer (John N. Hatsopoulos) Convertible debentures Common stock	May 11, 2009 Chief Executive Officer (John N. Hatsopoulos) Convertible debentures Conversion of accrued interest	Nov. 30, 2012 Chief Executive Officer (John N. Hatsopoulos) Demand notes	Sep. 07, 2011 Chief Executive Officer (John N. Hatsopoulos) Demand notes	Sep. 10, 2008 Chief Executive Officer (John N. Hatsopoulos) Demand notes	Jun. 30, 2013 Chief Executive Officer (John N. Hatsopoulos) American DG Energy	Dec. 31, 2012 Chief Executive Officer (John N. Hatsopoulos) American DG Energy	Jun. 30, 2013 Chairman GlenRose Instruments	Dec. 31, 2012 Chairman GlenRose Instruments	Jun. 30, 2013 Investor Ilois	Dec. 31, 2012 Investor Ilois	Jun. 30, 2013 Investor GlenRose Instruments	Dec. 31, 2012 Investor GlenRose Instruments	Jun. 30, 2013 Investor Pharos	Dec. 31, 2012 Investor Pharos	Jun. 30, 2013 Investor Levitronix	Dec. 31, 2012 Investor Levitronix	Sep. 30, 2009 Joseph J. Ritchie Convertible debentures Common stock	Sep. 30, 2009 Joseph J. Ritchie Convertible debentures Conversion of principal amount	Sep. 30, 2009 Joseph J. Ritchie Convertible debentures Conversion of accrued interest	Dec. 31, 2012 Nia Marie Hatsopoulos	Sep. 24, 2001 Nia Marie Hatsopoulos Convertible debentures	Sep. 30, 2012 Nia Marie Hatsopoulos Convertible debentures Common stock	Sep. 24, 2011 Nia Marie Hatsopoulos Convertible debentures Common stock	Dec. 31, 2012 Alexander J. Hatsopoulos	Sep. 24, 2001 Alexander J. Hatsopoulos Convertible debentures	Sep. 24, 2011 Alexander J. Hatsopoulos Convertible debentures Common stock	Sep. 30, 2012 Alexander J. Hatsopoulos Convertible debentures Conversion of accrued interest Common stock
Related Party Transaction [Line Items]
Number of affiliated companies		5
Related party ownership percentage																																7.00%						13.90%	14.30%	6.70%												10.70%	10.80%	15.70%	15.70%	3.00%	3.10%	15.70%	15.70%	24.40%	24.40%	21.40%	21.40%
Revenue from related parties																	$ 384,415	$ 972,911	$ 3,795,666	$ 713,267	$ 1,658,471
Related party transactions agreement term																5 years
Related party transactions agreement term, renewal period																1 year
Principal amount																											330,000						200,000													100,000			300,000	750,000	250,000																	50,000				50,000
Related party debt, stated interest rate																								6.00%	6.00%																				1.50%				6.00%	6.00%	5.00%
Debt conversion, amount converted									100,000	6,100																			72,960						109,033	72,960	90,967											72,568																	30,000	14,433
Debt conversion, number of shares issued								85,240																										500,000							6,474	400,000	1,000,000		6,474		1,000,000																	37,028			15,003		42,620	15,003	15,003		15,003	42,620
Conversion price in usd per share																								$ 1.20	$ 1.20	$ 2.00		$ 2.00														$ 0.50					$ 0.50																	$ 1.20
Officers' Compensation																																													1
Percentage of time spent on company affairs																																												50.00%	20.00%
Sublease rental			173,898	185,596	196,466						64,721	99,468	158,898	185,596	196,466
Sublease operating expenses offset											42,555	201,260	101,218	224,700	142,050
Headquarters consisting of office and storage space (in square feet)	27,000	27,000
Due from related party																			70,811	299,739	98,230
Number of shares of subsidiary common stock sold by the Company																															1,400,000
Subsidiary common stock sold by the Company, price in usd per share																															$ 0.50
Extinguishment of debt, principal amount																							109,033							427,432
Extinguishment of debt, accrued interest							6															163,535
Due to related party	535,729	0															531,692
Prepayments received from related party						$ 827,747	$ 614,789
Discount rate on related party prepaid purchases							6.00%